UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08134
Investment Company Act File Number
Eaton Vance Municipals Trust II
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

January 31
Date of Fiscal Year End

April 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Eaton Vance Insured Municipal Income Fund
Eaton Vance High Yield Municipal Income Fund
Eaton Vance Kansas Municipal Income Fund
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund
     (formerly Eaton Vance Tax-Advantaged Bond Strategies Fund)
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

Eaton Vance Insured Municipal Income Fund	as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.5%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.4%
$1,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(1)	$1,134,460
1,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(2)	1,065,405

		$2,199,865

Electric Utilities — 1.6%
$1,000	San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34	$1,059,910

		$1,059,910

Hospital — 1.2%
$860	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	$766,742

		$766,742

Industrial Development Revenue — 0.8%
$520	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$525,091

		$525,091

Insured-Education — 8.0%
$1,000	California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/33	$225,090
1,000	Massachusetts Development Finance Agency, (Boston University), (AMBAC), (BHAC), 5.00%, 10/1/35	1,067,280
580	Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	599,146
1,100	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	1,129,656
1,000	New York State Dormitory Authority, (AGC), 5.00%, 7/1/25	1,079,900
1,000	University of South Alabama, (BHAC), 5.00%, 8/1/38	1,034,780

		$5,135,852

Insured-Electric Utilities — 7.3%
$500	American Municipal Power-Ohio, Inc., OH, (Prairie State Energy), (AGC), 5.75%, 2/15/39	$537,040
500	Indiana Municipal Power Agency, (NPFG), 5.00%, 1/1/42	502,500
1,000	Kentucky Municipal Power Agency, (Prairie State Energy), (BHAC), (NPFG), 5.25%, 9/1/42	1,036,240
1,000	Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	1,100,560
750	Omaha, NE, Public Power District, (FGIC), (NPFG), 4.50%, 2/1/38	747,593
715	South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	780,015

		$4,703,948

Insured-General Obligations — 14.6%
$1,025	Anderson County, SC, School District No. 5, (AGM), 5.25%, 2/1/31	$1,088,550
1,000	Los Angeles, CA, Unified School District, (AGC), 5.00%, 1/1/34	1,019,830
1,000	Massachusetts, (AMBAC), 5.50%, 8/1/30	1,189,760
700	Mississippi Development Bank, (Hinds Community College District), (AGC), 5.375%, 10/1/33	745,472
800	Monroe Township, NJ, Board of Education, Middlesex County, (AGC), 4.75%, 3/1/36	824,768
1,250	Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,296,787
1,000	Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,148,600
1,985	San Juan, CA, Unified School District, (AGM), 0.00%, 8/1/23	1,002,445
2,000	San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	1,093,980

		$9,410,192

Insured-Hospital — 9.3%
$1,000	Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.50%, 1/1/38	$1,044,400
355	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	370,613
1,250	Indiana Health and Educational Facilities Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	1,282,837
700	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	702,065
1,090	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,159,291

1

Principal
Amount
(000’s omitted)	Security	Value
$1,000	New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	$1,050,380
390	Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	417,593

		$6,027,179

Insured-Housing — 0.8%
$500	Florida Housing Finance Authority, (Spinnaker Cove Apartments), (AMBAC), (AMT), 6.50%, 7/1/36	$499,955

		$499,955

Insured-Industrial Development Revenue — 1.1%
$685	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39	$707,845

		$707,845

Insured-Lease Revenue/Certificates of Participation — 3.3%
$1,300	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$1,210,001
1,000	Phoenix, AZ, Civic Improvement Corp., District Revenue, (BHAC), (FGIC), 0.00%, 7/1/32	933,120

		$2,143,121

Insured-Other Revenue — 1.6%
$1,630	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	$507,028
500	St. John’s County, FL, Industrial Development Authority, (Professional Golf), (NPFG), 5.00%, 9/1/23	501,680

		$1,008,708

Insured-Solid Waste — 0.8%
$500	Dade County, FL, Resource Recovery Facilities, (AMBAC), (AMT), 5.50%, 10/1/13	$501,070

		$501,070

Insured-Special Assessment Revenue — 1.7%
$345	Celebration, FL, Community Development District, (NPFG), 5.125%, 5/1/20	$336,182
750	Crossings at Fleming Island, FL, Community Development District, (NPFG), 5.80%, 5/1/16	757,222

		$1,093,404

Insured-Special Tax Revenue — 13.1%
$1,000	Central Puget Sound, WA, Regional Transportation Authority, Sales and Use Tax Revenue, (AGM), 5.00%, 11/1/32	$1,053,990
1,250	Clearwater, FL, Spring Training Facilities, (NPFG), 5.375%, 3/1/31	1,400,438
320	Massachusetts Bay Transportation Authority, Revenue Assessment, (NPFG), 4.00%, 7/1/33	306,218
1,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	1,141,760
2,000	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/39	1,229,240
5,055	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/36	880,429
1,475	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	1,525,327
500	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	500,465
200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	208,272
1,035	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	65,288
225	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	29,153
445	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	53,854
355	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	40,253

		$8,434,687

Insured-Student Loan — 2.7%
$830	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$867,466
805	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	848,816

		$1,716,282

Insured-Transportation — 11.8%
$475	Chicago, IL, (O’Hare International Airport), (AGM), (AMT), 5.25%, 1/1/30	$475,276
600	Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	612,732

2

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	$1,096,200
485	Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	492,256
180	Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	189,954
500	Metropolitan Washington, D.C., Airports Authority, (NPFG), (AMT), 5.00%, 10/1/35	495,715
1,115	Miami-Dade County, FL, Aviation Revenue, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	1,070,857
1,000	New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,093,960
1,075	New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/30	1,248,698
780	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	822,069

		$7,597,717

Insured-Water and Sewer — 12.9%
$1,440	Austin, TX, Water and Wastewater System Revenue, (AGM), (BHAC), 5.00%, 11/15/33	$1,493,597
700	Bossier City, LA, Utilities Revenue, (BHAC), 5.125%, 10/1/25	761,537
170	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	185,439
110	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	119,252
170	Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	182,291
1,260	Fernley, NV, (AGC), 5.00%, 2/1/38	1,264,725
160	Florida Governmental Utility Authority, (Barefoot Bay Utility System), (AMBAC), 5.00%, 10/1/29	150,338
500	Marco Island, FL, Utility System, (NPFG), 5.00%, 10/1/27	507,825
1,000	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,133,710
635	New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	721,786
555	Ogden City, UT, Sewer and Water, (AGM), 4.50%, 6/15/38	544,549
1,160	Wichita, KS, Water and Sewer Utility, (AGC), 5.00%, 10/1/32	1,215,761

		$8,280,810

Special Tax Revenue — 0.8%
$490	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	$494,341

		$494,341

Transportation — 2.7%
$2,730	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/35	$656,101
1,045	Port Authority of New York and New Jersey, 5.00%, 7/15/35	1,098,765

		$1,754,866

Total Tax-Exempt Investments — 99.5% (identified cost $60,757,276)		$64,061,585

Other Assets, Less Liabilities — 0.5%		$293,701

Net Assets — 100.0%		$64,355,286

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

3

At April 30, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

	New York	15.5%
	Florida	13.1%
	Massachusetts	10.6%
	New Jersey	10.1%
	Others, representing less than 10% individually	50.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2010, 89.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.0% to 30.2% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater.

4

A summary of financial instruments outstanding at April 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/10	40 U.S. Treasury Bond	Short	$(4,667,360)	$(4,762,500)	$(95,140)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$812,500	4.609%	3-month USD- LIBOR-BBA	June 15, 2010/ June 15, 2040	$(39,876)
Merrill Lynch Capital Services, Inc.	850,000	4.665	3-month USD- LIBOR-BBA	May 24, 2010/ May 24, 2040	(52,106)

					$(91,982)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $187,122.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,638,219

Gross unrealized appreciation	$3,968,572
Gross unrealized depreciation	(685,206)

Net unrealized appreciation	$3,283,366

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At April 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$64,061,585	$—	$64,061,585

Total Investments	$—	$64,061,585	$—	$64,061,585

Liability Description
Futures Contracts	$(95,140)	$—	$—	$(95,140)
Interest Rate Swaps	—	(91,982)	—	(91,982)

Total	$(95,140)	$(91,982)	$—	$(187,122)

The Fund held no investments or other financial instruments as of January 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On June 7, 2010, the Board of Trustees of the Fund approved a proposal to reorganize the Fund into Eaton Vance National Municipal Income Fund, a series of Eaton Vance Municipals Trust with substantially the same investment objective as the Fund. The proposed reorganization is subject to approval by the shareholders of the Fund. After the close of business on June 18, 2010, the Fund was closed to new investors.

6

Eaton Vance High Yield Municipal Income Fund	as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.1%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.5%
$7,000	Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$7,002,380
2,600	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	1,563,770
1,650	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	1,588,290
610	Western Generation Agency, OR, (Wauna Cogeneration), 5.00%, 1/1/21	563,750

		$10,718,190

Education — 5.7%
$12,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	$12,445,560
800	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	344,016
7,625	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	8,650,257
5,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(1)(2)	5,672,350
10,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,654,050
4,160	New York Dormitory Authority, (Vassar College), 5.00%, 7/1/49	4,295,408

		$42,061,641

Electric Utilities — 4.5%
$3,500	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.00%, 3/1/41	$1,550,115
4,920	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	2,328,341
6,000	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33(3)	3,737,700
5,380	Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	5,819,223
16,950	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	15,657,223
3,965	Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	3,909,847

		$33,002,449

Escrowed/Prerefunded — 0.3%
$3,500	Dawson Ridge, CO, Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	$2,144,100

		$2,144,100

General Obligations — 2.8%
$1,110	Clackamas & Washington Counties, OR, School District No. 3, 5.00%, 6/15/26	$1,221,289
2,000	Columbia and Washington Counties, OR, School District No. 47J Vernonia, 5.00%, 6/15/35	2,093,760
2,000	Frisco, TX, Independent School District, (PSF), 5.00%, 8/15/27(4)	2,146,380
2,000	Frisco, TX, Independent School District, (PSF), 5.00%, 8/15/31(4)	2,116,440
6,000	Michigan Municipal Bond Authority, 9.50%, 8/20/10	5,993,820
6,480	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38(1)	6,828,105

		$20,399,794

Health Care-Miscellaneous — 1.7%
$2,240	Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$2,177,302
596	Osceola County, FL, Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	596,000
865	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(3)	886,882
807	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(3)	827,088
677	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(3)	693,861

Principal
Amount
(000’s omitted)	Security	Value
$127	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(3)	$130,476
289	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(3)	296,532
801	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(3)	821,413
335	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(3)	344,011
671	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 9/1/36(3)	686,788
202	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(3)	206,941
446	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(3)	457,289
369	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(3)	378,209
4,345	Yavapai County, AZ, Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	3,903,504

		$12,406,296

Hospital — 15.4%
$9,825	California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	$9,322,255
8,300	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	7,401,940
2,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	2,793,251
2,180	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	1,945,410
5,000	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.625%, 9/1/39	4,960,000
4,770	Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.50%, 5/15/35(1)	5,070,065
905	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	820,690
875	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	753,200
6,340	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,183,474
3,335	Johnson City Health & Educational Facilities Board, (Mountain States Health Alliance), TN, 6.00%, 7/1/38	3,372,619
12,870	Knox County, TN, Health, Educational & Housing Facilities, (Covenant Health), 0.00%, 1/1/40	2,166,793
7,245	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	6,459,352
4,500	Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	4,297,050
1,750	Montgomery, AL, Medical Clinic Board, (Jackson Hospital & Clinic), 4.75%, 3/1/31	1,504,685
7,470	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	7,738,023
3,190	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	3,184,386
3,750	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,630,187
2,560	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,446,413
3,065	South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	3,157,226
6,000	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	5,518,920
2,695	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), Variable Rate, 5.44%, 9/1/32	2,499,478
20,805	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare), 4.75%, 12/1/36	17,987,379
1,400	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.10%, 3/1/25	1,301,552
2,800	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,474,556
5,650	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	5,233,312

		$113,222,216

Housing — 3.3%
$4,000	Charter Mac Equity Trust, TN, 6.00%, 5/15/19(3)	$4,184,760
1,630	Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,515,982

Principal
Amount
(000’s omitted)	Security	Value
$430	Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	$395,252
4,000	Muni Mae Tax-Exempt Bond, LLC, 5.90%, 11/29/49(3)	2,239,800
4,869	Muni Mae Tax-Exempt Bond, LLC, 7.50%, 6/30/49(3)	4,515,727
2,855	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,628,541
1,285	Oregon Health Authority, (Trillium Affordable Housing), Series B, (AMT), 6.75%, 2/15/29	1,101,913
860	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(5)	516,026
2,000	Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(5)	1,200,060
4,265	Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(1)	4,430,055
1,300	Virginia Housing Development Authority, (AMT), Variable Rate, 23.458%, 10/1/35(3)(6)(7)	1,510,899

		$24,239,015

Industrial Development Revenue — 18.2%
$1,960	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,678,074
2,825	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 9.25%, 10/1/21	2,959,809
4,500	Alabama Industrial Development Authority Solid Waste Disposal Revenue, (AMT), 6.45%, 12/1/23	3,759,435
2,500	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	2,511,175
2,150	Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	2,002,402
3,900	Carbon County, UT, (Laidlaw Environmental Services, Inc.), (AMT), 7.45%, 7/1/17	3,907,800
1,180	Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	1,263,957
6,510	Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	6,798,914
6,300	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	5,296,788
3,505	Effingham County, GA, Solid Waste Disposal, (Fort James Project), (AMT), 5.625%, 7/1/18	3,417,690
3,040	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	2,922,565
5,325	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	5,357,269
7,500	Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	7,345,725
12,650	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	12,774,122
2,605	Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,215,266
565	Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	519,540
10,095	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	9,532,103
3,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.40%, 9/15/23	2,894,100
6,245	New Jersey Economic Development Authority, (New Jersey American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,396,441
7,535	New Morgan, PA, Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	7,533,945
6,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.625%, 8/1/25	6,106,020
4,560	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	4,679,062
1,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/28	1,044,940
5,995	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	6,171,793
8,200	Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	6,739,416
3,000	Rumford, ME, Solid Waste Disposal, (Boise Cascade Corp.), (AMT), 6.875%, 10/1/26	2,588,970
6,440	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	5,008,452
10,670	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	10,359,290

		$133,785,063

Insured-Education — 1.2%
$8,500	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 5.00%, 4/1/26	$8,767,410

		$8,767,410

Insured-Electric Utilities — 1.8%
$5,395	California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), Series B, (FGIC), (AMT), 4.75%, 12/1/23	$5,290,014
7,810	Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	7,620,373

		$12,910,387

Principal
Amount
(000’s omitted)	Security	Value
Insured-General Obligations — 1.2%
$8,925	Clark County, NV, (AMBAC), 2.50%, 11/1/36	$5,785,096
2,850	Geary County, KS, (XLCA), 3.50%, 9/1/30	2,398,474
1,095	Geary County, KS, (XLCA), 3.50%, 9/1/31	915,223

		$9,098,793

Insured-Hospital — 1.0%
$7,300	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(1)	$7,353,192

		$7,353,192

Insured-Lease Revenue/Certificates of Participation — 0.3%
$2,440	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$2,271,079

		$2,271,079

Insured-Other Revenue — 2.1%
$10,510	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/26	$3,754,908
10,000	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/28	3,016,100
12,700	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	2,431,796
5,650	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,538,745

		$15,741,549

Insured-Special Tax Revenue — 2.0%
$14,500	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/39	$8,911,990
4,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,847,320
515	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	66,729
9,325	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,128,511
5,460	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	619,109

		$14,573,659

Insured-Student Loan — 2.6%
$8,740	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$9,215,718
11,130	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	9,748,322

		$18,964,040

Insured-Transportation — 6.0%
$15,000	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	$3,207,900
20,000	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	4,001,800
6,665	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	1,018,345
3,335	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	472,336
10,000	North Texas Tollway Authority, (AGC), 0.00%, 1/1/42	7,592,200
20,335	San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	3,673,518
3,240	San Jose, CA, Airport, (AGM), (AMBAC), (AMT), 5.00%, 3/1/37	3,061,573
7,150	San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,591,870
19,910	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/25	8,038,464
20,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	5,725,600

		$44,383,606

Lease Revenue/Certificates of Participation — 3.0%
$21,000	Greenville County, SC, School District, 5.00%, 12/1/24(1)	$22,031,100

		$22,031,100

Nursing Home — 0.7%
$2,250	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$2,252,137
1,085	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	910,413
2,685	Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,253,467

		$5,416,017

Other Revenue — 13.4%
$1,150	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,184,845
1,290	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,328,635

Principal
Amount
(000’s omitted)	Security	Value
$700	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	$720,062
112,970	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	4,225,078
8,000	California County, CA, Tobacco Securitization Agency, 0.00%, 6/1/46	334,880
6,355	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	5,487,225
45,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	1,694,250
81,635	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	1,574,739
6,000	Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(3)	4,268,040
2,035	Main Street National Gas, Inc., GA, Gas Project Revenue, 5.50%, 9/15/27	2,028,101
6,515	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	4,998,503
7,200	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	7,570,416
14,000	Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(3)	10,028,760
5,900	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	258,361
20,000	Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	13,444,600
410	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	403,145
1,160	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	1,046,100
250	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	207,525
1,605	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	1,262,060
1,726	Pueblo of Santa Ana, NM, 15.00%, 4/1/24(3)	1,361,262
3,135	Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,795,668
9,000	Seminole Tribe, FL, 5.25%, 10/1/27(3)	8,137,440
6,135	Seminole Tribe, FL, 5.50%, 10/1/24(3)	5,790,520
5,755	Texas Municipal Gas Acquisition and Supply Corp., 5.625%, 12/15/17	6,094,372
4,295	Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	4,665,744
22,830	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	884,662
8,955	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	6,549,150

		$98,344,143

Senior Living/Life Care — 6.7%
$2,500	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(8)	$1,671,575
1,575	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	1,396,427
6,000	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	5,067,120
3,000	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27	1,572,540
4,150	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	3,505,588
2,710	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,634,093
7,425	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	6,131,045
7,000	Lee County, FL, Industrial Development Authority, (Shell Point Village), 5.00%, 11/15/29	5,915,630
2,600	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,275,182
4,750	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	4,368,907
1,085	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	849,392
1,560	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	1,114,355
7,315	North Miami, FL, Health Care Facilities, (Imperial Club), 0.00%, 1/1/41	1,940,523
3,475	North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(5)	1,853,669
530	St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	477,631
1,225	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,144,861
5,460	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	4,928,469
2,500	Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,216,925

		$49,063,932

Solid Waste — 0.4%
$2,610	Connecticut Resource Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,609,817

		$2,609,817

Special Assessment Revenue — 0.6%
$2,240	Poinciana West, FL, Community Development District, 6.00%, 5/1/37	$1,949,293
2,925	University Square, FL, Community Development District, 5.875%, 5/1/38	2,601,583

		$4,550,876

Principal
Amount
(000’s omitted)	Security	Value
Special Tax Revenue — 6.7%
$1,260	Avelar Creek, FL, Community Development District, (Capital Improvements), 5.375%, 5/1/36	$872,550
2,240	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	2,246,787
2,675	Bell Mountain Ranch, CO, Metropolitan District, 7.375%, 11/15/19	2,712,611
214	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	169,017
6,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	4,169,688
2,905	Denver, CO, Urban Renewal Authority, 8.00%, 12/1/24	2,865,434
3,455	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37(3)	2,594,221
19,980	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32(1)	22,923,454
3,980	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	1,591,204
6,195	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	2,998,070
2,320	Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	1,186,378
3,650	Sterling Hill, FL, Community Development District, 5.50%, 5/1/37(5)	1,059,230
3,505	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	3,820,310

		$49,208,954

Transportation — 7.2%
$635	Augusta, GA, Airport Revenue, 5.15%, 1/1/35	$571,176
3,425	Branson, MO, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/25	1,895,909
4,305	Branson, MO, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/37	2,385,185
15,735	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (American Airlines, Inc.), (AMT), 5.50%, 11/1/30	11,482,302
740	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.00%, 5/1/21	726,081
1,080	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.125%, 5/1/31	1,005,793
2,000	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,200,680
7,150	North Texas Tollway Authority, 5.75%, 1/1/38	7,506,141
4,980	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(1)	4,927,743
5,025	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(1)	5,258,763
9,990	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	10,619,170
2,500	Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,622,900
1,090	Walker Field, CO, Public Airport Authority, 4.75%, 12/1/27	1,014,834
1,100	Walker Field, CO, Public Airport Authority, 5.00%, 12/1/22	1,097,921

		$53,314,598

Water and Sewer — 1.8%
$7,680	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$6,758,938
6,390	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(1)	6,878,877

		$13,637,815

Total Tax-Exempt Investments — 112.1% (identified cost $886,333,356)		$824,219,731

Other Assets, Less Liabilities — (12.1)%		$(88,732,031)

Net Assets — 100.0%		$735,487,700

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At April 30, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

	Texas	14.7%
	New York	14.6%
	Massachusetts	11.2%
	Others, representing less than 10% individually	71.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2010, 16.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 5.3% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater.

(2)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $1,922,350.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified instituitonal buyers) and remain exempt from registration. At April 30, 2010, the aggregate value of these securities is $60,647,769 or 8.2% of the Fund’s net assets.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)	Defaulted bond.

(6)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2010.

(7)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,200,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(8)	Security is in default with respect to scheduled principal payments.

A summary of financial instruments outstanding at April 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/10	443 U.S. 30-Year Treasury Bond	Short	$(51,691,013)	$(52,744,688)	$(1,053,675)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$20,000,000	4.609%	3-month USD- LIBOR-BBA	June 15, 2010 / June 15, 2040	$(981,574)

$(981,574)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $2,035,249.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$787,828,662

Gross unrealized appreciation	$33,621,401
Gross unrealized depreciation	(94,797,332)

Net unrealized depreciation	$(61,175,931)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$824,219,731	$—	$824,219,731

Total Investments	$—	$824,219,731	$—	$824,219,731

Liability Description

Futures Contracts	$(1,053,675)	$—	$—	$(1,053,675)
Interest Rate Swaps	—	(981,574)	—	(981,574)

Total	$(1,053,675)	$(981,574)	$—	$(2,035,249)

The Fund held no investments or other financial instruments as of January 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance Kansas Municipal Income Fund	as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.8%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed/Prerefunded — 5.0%
$415	Labette County, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	$378,219
1,000	Saline County, SFMR, Escrowed to Maturity, 0.00%, 12/1/15(1)	874,310
500	University of Kansas Hospital Authority, Prerefunded to 9/1/12, 5.50%, 9/1/22	552,320

		$1,804,849

Hospital — 14.0%
$500	City of Wichita, (Christi Health System, Inc.), 5.00%, 11/15/34	$499,285
500	City of Wichita, (Christi Health System, Inc.), 5.25%, 11/15/24	522,505
1,000	Kansas Development Finance Authority, (Adventist Healthcare), 5.75%, 11/15/38	1,072,810
500	Kansas Development Finance Authority, (Hays Medical Center), 5.00%, 11/15/22	512,130
750	Lawrence Memorial Hospital, 5.125%, 7/1/36	725,295
500	Olathe Health Facilities, (Olathe Medical Center), 5.00%, 9/1/29	502,100
825	Salina Hospital, (Salina Regional Health Center), 5.00%, 10/1/36	827,483
410	University of Kansas Hospital Authority, 4.50%, 9/1/32	382,059

		$5,043,667

Insured-Education — 4.1%
$100	Kansas Development Finance Authority, (Kansas Board of Regents), (AMBAC), 5.00%, 4/1/14	$110,319
1,000	Kansas Development Finance Authority, (Kansas State University Housing Systems), (NPFG), 4.50%, 4/1/37	954,900
550	Kansas Development Finance Authority, (Kansas State University-Athletic Facility), (AMBAC), 0.00%, 7/1/18	404,068

		$1,469,287

Insured-Electric Utilities — 9.1%
$250	Augusta, Electric System, (AMBAC), 5.00%, 8/1/22	$252,062
765	Burlington, PCR, (Kansas Gas & Electric Co.), (NPFG), 5.30%, 6/1/31	778,158
665	La Cygne, (Kansas City Power & Light Co.), (XLCA), 4.65%, 9/1/35	593,173
325	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	341,156
375	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	384,315
375	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	394,039
500	Wyandotte County & Kansas City Unified Government Utilities System, (AGM), 5.00%, 9/1/28	515,280

		$3,258,183

Insured-Escrowed/Prerefunded — 1.7%
$500	Chisholm Creek Utility Authority, Water and Wastewater, (Bel Aire & Park City), (NPFG), Prerefunded to 9/1/12, 5.25%, 9/1/20	$550,050
55	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (NPFG), Prerefunded to 11/15/11, 5.375%, 11/15/24	59,041

		$609,091

Insured-General Obligations — 18.1%
$1,330	Butler County, Unified School District #402, (AGC), 5.125%, 9/1/32	$1,401,341
870	Geary County, (XLCA), 3.50%, 9/1/31	727,163
350	Geary County, Unified School District #475, (NPFG), 3.00%, 9/1/26	285,103
500	Harvey County, Unified School District #373, (NPFG), 5.00%, 9/1/26	527,140
600	Johnson County, Unified School District #231, (AMBAC), 5.00%, 10/1/27	626,400
200	Johnson County, Unified School District #231, (FGIC), (NPFG), 6.00%, 10/1/16	236,394
300	Johnson County, Unified School District #233, (FGIC), (NPFG), 5.50%, 9/1/17	356,829
500	Leavenworth County, Unified School District #453, (AGC), 5.125%, 3/1/29	533,395
240	Puerto Rico, (NPFG), 5.50%, 7/1/20	257,674
500	Reno County, Unified School District #308, (NPFG), 4.00%, 9/1/26	487,665

1

Principal
Amount
(000’s omitted)	Security	Value
$500	Sedgwick County, Unified School District #262, (AGC), 4.75%, 9/1/28	$514,535
500	Wyandotte County & Kansas City Unified Government, (AGM), 5.00%, 8/1/27	531,500

		$6,485,139

Insured-Hospital — 7.2%
$250	Coffeyville Public Building Commission Health Care Facility, (Coffeyville Regional Medical Center), (AMBAC), 5.00%, 8/1/22	$250,260
500	Kansas Development Finance Authority, (Sisters of Charity-Leavenworth), (NPFG), 5.00%, 12/1/25	500,260
500	Kansas Development Finance Authority, (St. Luke’s/Shawnee Mission), (NPFG), 5.375%, 11/15/26	500,045
600	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (NPFG), 4.75%, 11/15/36	546,894
545	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (NPFG), 5.375%, 11/15/24	548,303
250	Manhattan Hospital, (Mercy Health Center), (AGM), 5.20%, 8/15/26	251,530

		$2,597,292

Insured-Housing — 0.7%
$250	Augusta Public Building Commission Revenue, (Cottonwood Point, Inc.), (NPFG), 5.25%, 4/1/22	$251,748

		$251,748

Insured-Industrial Development Revenue — 0.7%
$250	Wyandotte, (BPU Office Building), (NPFG), 5.00%, 5/1/21	$258,018

		$258,018

Insured-Lease Revenue/Certificates of Participation — 1.5%
$500	Kansas Development Finance Authority, (Capital Restoration Parking Facility), (AGM), 5.00%, 10/1/21	$540,925

		$540,925

Insured-Other Revenue — 2.8%
$250	Kansas Development Finance Authority, (Department of Administration), (FGIC), (NPFG), 5.00%, 11/1/25	$266,993
440	Kansas Development Finance Authority, (Kansas State Projects), (NPFG), 5.00%, 5/1/26	461,806
250	Kansas Development Finance Authority, (Kansas State Projects), (NPFG), 5.25%, 11/1/26	272,110

		$1,000,909

Insured-Public Power/Electric Utilities — 2.2%
$500	Wyandotte County & Kansas City Unified Government, (AGM), 5.00%, 9/1/32	$509,915
250	Wyandotte County & Kansas City Unified Government, (BHAC), 5.25%, 9/1/34	265,027

		$774,942

Insured-Special Tax Revenue — 6.7%
$1,000	Dodge City, (AGC), 5.00%, 6/1/34	$1,039,180
250	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	80,078
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	24,077
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	432,184
2,190	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	138,145
1,170	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	151,597
3,675	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	444,748
850	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	96,381

		$2,406,390

Insured-Transportation — 3.9%
$750	Kansas Turnpike Authority, (AGM), 5.00%, 9/1/24	$777,705
600	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	632,361

		$1,410,066

Insured-Water and Sewer — 8.9%
$1,000	Chisholm Creek Utility Authority, Water & Wastewater Facilities, (AMBAC), 4.25%, 9/1/29	$870,700
500	Kansas Development Finance Authority, Public Water Supply, (AMBAC), 5.00%, 4/1/24	525,920

2

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Lawrence Water and Sewer System, (NPFG), 4.50%, 11/1/32	$1,000,000
750	Wichita Water and Sewer Utility, (AGC), 5.00%, 10/1/32	786,052

		$3,182,672

Other Revenue — 1.0%
$350	Kansas Development Finance Authority, 5.00%, 11/1/34	$365,614

		$365,614

Special Tax Revenue — 2.1%
$70	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$71,531
75	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	77,110
250	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	252,215
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	354,237

		$755,093

Transportation — 2.0%
$630	Kansas Department of Transportation Highway Revenue, 5.00%, 9/1/24	$704,157

		$704,157

Water and Sewer — 5.1%
$750	Johnson County, Water District #1, 3.25%, 12/1/30	$642,660
1,000	Johnson County, Water District #1, 4.25%, 6/1/32	980,990
200	Kansas Development Finance Authority, (Water Pollution Control), 5.00%, 11/1/21	211,300

		$1,834,950

Total Tax-Exempt Investments — 96.8% (identified cost $34,534,367)		$34,752,992

Other Assets, Less Liabilities — 3.2%		$1,143,162

Net Assets — 100.0%		$35,896,154

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PCR	-	Pollution Control Revenue

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kansas municipalities. In addition, 10.1% of the Fund’s net assets at April 30, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2010, 69.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 31.4% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

3

A summary of financial instruments outstanding at April 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/10	60 U.S. Treasury Bond	Short	$(6,984,634)	$(7,143,750)	$(159,116)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$362,500	4.609%	3-month USD- LIBOR-BBA	June 15, 2010/ June 15, 2040	$(17,791)
Merrill Lynch Capital Services, Inc.	1,000,000	4.665	3-month USD- LIBOR-BBA	May 24, 2010/ May 24, 2040	(61,301)

					$(79,092)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $238,208.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$34,131,945

Gross unrealized appreciation	$1,443,239
Gross unrealized depreciation	(1,122,192)

Net unrealized appreciation	$321,047

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At April 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$34,752,992	$—	$34,752,992

Total Investments	$—	$34,752,992	$—	$34,752,992

Liability Description
Futures Contracts	$(159,116)	$—	$—	$(159,116)
Interest Rate Swaps	—	(79,092)	—	(79,092)

Total	$(159,116)	$(79,092)	$—	$(238,208)

The Fund held no investments or other financial instruments as of January 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On June 7, 2010, the Board of Trustees of the Fund approved a proposal to reorganize the Fund into Eaton Vance National Municipal Income Fund, a series of Eaton Vance Municipals Trust with substantially the same investment objective as the Fund. The proposed reorganization is subject to approval by the shareholders of the Fund. After the close of business on June 18, 2010, the Fund was closed to new investors.

5

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund	as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 63.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 4.9%
$5,000	Alabama Public School & College Authority, 5.00%, 5/1/15	$5,653,200
9,310	Alabama Public School & College Authority, 5.00%, 5/1/18	10,508,755
3,170	University of Maryland, Auxiliary Facility & Tuition Revenue, 3.00%, 4/1/14	3,360,897
2,335	University of Maryland, Auxiliary Facility & Tuition Revenue, 3.00%, 4/1/15	2,471,411
400	University of Maryland, Auxiliary Facility & Tuition Revenue, 4.00%, 4/1/14	439,284
4,500	University of Texas, 4.00%, 8/15/10	4,548,375
1,000	Virginia College Building Authority, Educational Facilities Revenue, 3.00%, 9/1/10	1,009,370
245	Virginia Public School Authority, 4.00%, 7/15/13	267,724

		$28,259,016

Escrowed/Prerefunded — 3.6%
$1,900	Badger Tobacco Asset Securitization Corp., WI, Prerefunded to 6/1/12, 6.375%, 6/1/32	$2,111,755
750	Clatsop County, OR, School District No. 1, Prerefunded to 6/15/10, 5.50%, 6/15/19	754,920
1,000	Lane County, OR, School District No. 52, Prerefunded to 6/15/10, 5.25%, 6/15/13	1,006,170
2,625	Massachusetts Bay Transportation Authority, Prerefunded to 7/1/10, 5.25%, 7/1/30	2,647,234
120	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.45%, 2/1/13	127,061
1,000	Minnesota, Prerefunded to 6/1/10, 5.50%, 6/1/12	1,004,520
5,000	Monroe County, PA, Hospital Authority, (Pocono Medical Center), Prerefunded to 1/1/14, 6.00%, 1/1/43	5,758,650
2,200	New York Dormitory Authority, (Court Facilities), Prerefunded to 5/15/10, 6.00%, 5/15/39	2,227,280
5,000	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/10, 6.00%, 7/1/39	5,097,900

		$20,735,490

General Obligations — 38.5%
$390	Albuquerque, NM, Municipal School District No. 12, 5.00%, 8/1/13	$438,064
730	Atlantic County, NJ, 2.50%, 10/1/14	758,236
2,475	Baltimore County, MD, 3.40%, 11/1/15	2,588,850
4,025	Bergen County, NJ, 3.25%, 11/1/16	4,258,490
5,400	Boston, MA, 4.00%, 4/1/19	5,899,338
3,495	Boston, MA, 4.00%, 4/1/21	3,760,900
950	Cary, NC, 4.00%, 6/1/20	1,031,976
195	Cary, NC, 5.00%, 6/1/18	229,160
1,050	Chesapeake, VA, 5.00%, 6/1/10	1,054,336
1,290	Clackamas County, OR, School District No. 86, Prerefunded to 6/15/10, 5.50%, 6/15/14	1,298,462
45	College Station, TX, 3.50%, 2/15/14	48,090
225	Connecticut, 5.75%, 11/1/19	271,226
150	Danbury, CT, 3.00%, 7/15/14	159,425
725	Deer Park Independent School District, TX, 3.00%, 2/15/15	757,350
1,255	Delaware, 5.00%, 10/1/16	1,467,559
575	Delaware County, PA, 4.00%, 10/1/18	624,404
2,300	Douglas County, NE, School District No. 1, 4.00%, 12/15/20	2,483,103
370	Duluth, MN, 4.00%, 2/1/13	398,675
700	Fairfax County, VA, 5.00%, 4/1/15	809,816
5,700	Fairfax County, VA, 5.00%, 10/1/16	6,669,114
2,475	Fort Worth, TX, Independent School District, 5.00%, 2/15/19	2,822,688
155	Frisco, TX, 4.00%, 2/15/19	165,571
725	Georgia, 5.00%, 5/1/15	839,238
3,600	Georgia, Prerefunded to 8/1/17, 5.00%, 8/1/20	4,194,252
1,265	Guilford County, NC, Series A, 5.00%, 8/1/19	1,492,675
10,190	Guilford County, NC, Series D, 5.00%, 8/1/19	12,023,996
1,050	King County, WA, 5.00%, 6/1/10	1,054,316
1,000	King County, WA, School District No. 1, 4.00%, 6/1/10	1,003,250
1,430	Lane County, OR, School District No. 40, Prerefunded to 6/15/10, 5.375%, 6/15/20	1,439,152
1,670	Loudoun County, VA, 5.00%, 5/1/10	1,670,217

1

Principal
Amount
(000’s omitted)	Security	Value
$2,845	Maricopa County, AZ, Community College District, 2.00%, 7/1/14	$2,887,817
60	Maryland, 5.00%, 3/1/13	66,758
14,165	Maryland, 5.00%, 11/1/17	16,619,370
3,400	Maryland, 5.00%, 3/1/20	3,960,966
4,260	Maryland, 5.00%, 8/1/20	4,850,734
4,000	Maryland, 5.25%, 8/15/19	4,806,880
2,415	Massachusetts, 5.00%, 12/1/10	2,482,161
5,000	Minneapolis, MN, 4.00%, 12/1/15	5,572,200
1,000	Minnesota, 4.00%, 8/1/15	1,111,100
1,850	Minnesota, 4.00%, 8/1/16	2,048,042
3,000	Minnesota, 4.00%, 8/1/19	3,294,120
1,710	Minnesota, 5.00%, 12/1/17	2,005,505
1,000	Minnesota, 5.00%, 6/1/18	1,172,790
7,500	Minnesota, 5.00%, 12/1/18	8,829,600
145	Monmouth County, NJ, 4.25%, 9/15/12	157,048
2,960	Montgomery County, MD, 5.00%, 11/1/15	3,454,794
6,555	Multnomah County, OR, 3.00%, 10/1/10	6,632,021
430	New Hanover County, NC, 5.00%, 12/1/18	504,072
1,800	North Carolina, 5.00%, 5/1/10	1,800,234
2,000	North Carolina, 5.00%, 9/1/10	2,032,080
8,400	North Carolina, 5.00%, 5/1/14	9,589,020
4,250	North Carolina, 5.00%, 5/1/18	4,991,072
985	Ohio, 4.00%, 9/1/15	1,087,056
2,050	Osseo, MN, Independent School District No. 279, 4.00%, 2/1/20	2,180,605
3,000	Pennsylvania, 5.00%, 2/15/17	3,455,370
9,485	Pennsylvania, 5.00%, 7/1/18	11,017,776
3,000	Pennsylvania, Prerefunded to 10/15/10, 5.25%, 10/15/19	3,097,860
1,100	Scottsdale, AZ, 3.00%, 7/1/17	1,136,608
2,340	South Carolina, 4.00%, 6/1/16	2,580,763
2,890	South Washington County, MN, Independent School District No. 833, 5.00%, 2/1/20	3,303,703
1,005	St Mary’s County, MD, 3.00%, 7/15/13	1,065,943
1,220	St Mary’s County, MD, 3.00%, 7/15/15	1,293,334
2,225	Suffolk County, NY, 4.00%, 10/15/16	2,437,910
275	Tennessee, 5.00%, 5/1/19	318,214
1,175	Texas, 2.50%, 10/1/10	1,186,151
11,865	Texas, 5.00%, 4/1/19	13,544,372
130	Tyler, TX, Independent School District, 4.00%, 2/15/14	141,557
1,755	United Independent School District, TX, 5.00%, 8/15/15	2,029,342
15,000	Utah, 4.00%, 7/1/10	15,096,300
1,000	Utah, 4.00%, 7/1/10	1,006,420
1,000	Virginia Beach, VA, 5.00%, 7/15/19	1,178,600
1,000	Wake County, NC, 4.00%, 2/1/15	1,107,370
1,000	Wellesley, MA, 4.00%, 3/15/19	1,094,770

		$219,940,337

Industrial Development Revenue — 0.4%
$2,000	Tulsa County, OK, Industrial Authority Capital Improvements, 4.00%, 5/15/15	$2,163,240

		$2,163,240

Insured-Electric Utilities — 1.2%
$7,000	Puerto Rico Electric Power Authority, (AGM), Prerefunded to 7/1/10, 5.25%, 7/1/29	$7,129,290

		$7,129,290

Insured-Escrowed/Prerefunded — 3.1%
$290	Ernest N. Morial, Exhibition Hall Authority, LA, (AMBAC), Prerefunded to 7/15/13, 5.25%, 7/15/17	$326,099
1,850	Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/26	2,131,681
8,000	Massachusetts, (AGM), Prerefunded to 1/1/13, 5.375%, 1/1/18	8,873,600
1,175	Massachusetts, (NPFG), Prerefunded to 10/1/10, 5.25%, 10/1/21	1,198,982
1,000	New York Dormitory Authority, (Court Facilities), (AMBAC), Prerefunded to 5/15/10, 5.80%, 5/15/19	1,012,320

2

Principal
Amount
(000’s omitted)	Security	Value
$1,000	New York Dormitory Authority, (State University Educational Facilities), (FGIC), Prerefunded to 5/15/10, 5.75%, 5/15/19	$1,012,300
35	Pennsylvania, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/14	39,222
290	Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/22	324,119
3,040	Puerto Rico Highway and Transportation Authority, (NPFG), Prerefunded to 7/1/10, 5.875%, 7/1/35	3,098,885

		$18,017,208

Insured-General Obligations — 1.8%
$750	Chemeketa, OR, Community College District, (FGIC), Escrowed to Maturity, 5.50%, 6/1/10	$753,390
5,000	Forsyth County, GA, School District, (AGM), 5.00%, 2/1/15	5,737,350
460	Governor Mifflin School District, PA, (AGM), 5.00%, 3/15/17	526,755
2,000	Oklahoma, (FGIC), (NPFG), 5.00%, 7/15/10	2,019,860
1,000	Richmond, VA, (FGIC), (NPFG), 5.50%, 7/15/10	1,011,030

		$10,048,385

Insured-Other Revenue — 0.2%
$80	New Mexico Finance Authority, (NPFG), 4.00%, 6/1/11	$82,942
955	Portland, OR, Urban Renewal and Redevelopment, (AMBAC), Prerefunded to 6/15/10, 5.75%, 6/15/13	971,035

		$1,053,977

Insured-Special Tax Revenue — 0.4%
$2,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), Prefunded to 1/1/14, 5.25%, 1/1/29	$2,250,340

		$2,250,340

Insured-Transportation — 0.5%
$1,000	Colorado Department of Transportation, (AMBAC), Prerefunded to 6/15/10, 6.00%, 6/15/13	$1,012,180
1,730	Route 3 North Transit Improvement Association, MA, (NPFG), Prerefunded to 6/15/10, 5.375%, 6/15/29	1,741,072

		$2,753,252

Insured-Water and Sewer — 4.3%
$690	Austin, TX, (AMBAC), 5.50%, 11/15/15	$809,949
60	Everett, WA, Water and Sewer Revenue, (NPFG), 4.50%, 7/1/10	60,430
19,715	Phoenix, AZ, Civic Improvement Corp., Sewer Revenue, (FGIC), Prerefunded to 7/1/10, 6.00%, 7/1/24	20,104,174
1,500	Salem, OR, Water and Sewer Revenue, (AGM), Prerefunded to 6/1/10, 5.50%, 6/1/18	1,506,780
1,000	Salem, OR, Water and Sewer Revenue, (AGM), Prerefunded to 6/1/10, 5.50%, 6/1/19	1,004,520
1,000	Wisconsin, Clean Water Revenue, (NPFG), 5.00%, 6/1/10	1,004,110

		$24,489,963

Lease Revenue/Certificates of Participation — 0.2%
$1,000	Fayette County, GA, Public Facilities Authority, (Criminal Justice Center), Prerefunded to 6/1/10, 6.00%, 6/1/30	$1,014,950

		$1,014,950

Other Revenue — 1.5%
$1,680	Bergen County, NJ, Improvement Authority, 3.00%, 2/15/17(1)	$1,720,387
6,185	Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/10	6,259,962
550	Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/14	629,327

		$8,609,676

Transportation — 2.4%
$1,860	Delaware Transportation Authority, 4.00%, 7/1/10	$1,871,941
1,000	Kansas State Department of Transportation, 4.00%, 9/1/15	1,108,960
1,500	Kansas State Department of Transportation, 5.00%, 9/1/15	1,739,325
3,200	Kansas State Department of Transportation, Prerefunded to 9/1/10, 5.75%, 9/1/16	3,258,464
1,670	Massachusetts Bay Transportation Authority, 4.00%, 7/1/15	1,842,294

3

Principal
Amount
(000’s omitted)	Security	Value
$2,225	Massachusetts Bay Transportation Authority, Prerefunded to 7/1/10, 5.75%, 7/1/15	$2,245,737
1,200	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/15, 5.00%, 7/1/45	1,394,832

		$13,461,553

Water and Sewer — 0.7%
$2,290	Louisville & Jefferson County Metropolitan Sewer District, KY, 5.00%, 5/15/15	$2,591,226
1,020	Ohio State Water Development Authority, 5.00%, 12/1/19	1,194,400
155	Oxford, AL, Waterworks and Sewer Board, 3.25%, 12/1/15	158,074
280	Virginia Resources Authority, Clean Water Revenue, 3.00%, 10/1/16	292,398

		$4,236,098

Total Tax-Exempt Municipal Securities — 63.7% (identified cost $361,054,799)		$364,162,775

U.S. Government Agency Obligations — 3.2%

Principal
Amount
(000’s omitted)	Security	Value
$2,000	Federal Home Loan Bank, 3.625%, 10/18/13	$2,115,664
1,700	Federal Home Loan Bank, 5.25%, 6/18/14	1,904,299
12,500	Federal Home Loan Bank, 5.50%, 8/13/14	14,154,513

Total U.S. Government Agency Obligations — 3.2% (identified cost $17,766,418)		$18,174,476

U.S. Treasury Obligations — 24.4%

Principal
Amount
(000’s omitted)	Security	Value
$2,000	U.S. Treasury Notes, 1.50%, 7/15/12	$2,020,782
5,000	U.S. Treasury Notes, 1.875%, 2/28/14	4,989,845
22,600	U.S. Treasury Notes, 2.125%, 11/30/14	22,471,112
500	U.S. Treasury Notes, 2.25%, 5/31/14	504,141
20,000	U.S. Treasury Notes, 2.25%, 1/31/15	19,928,120
2,925	U.S. Treasury Notes, 2.375%, 8/31/14	2,952,422
10,000	U.S. Treasury Notes, 2.375%, 2/28/15	10,007,870
250	U.S. Treasury Notes, 2.50%, 3/31/13	257,695
71,275	U.S. Treasury Notes, 2.625%, 12/31/14	72,333,006
3,500	U.S. Treasury Notes, 3.125%, 9/30/13	3,664,336
440	U.S. Treasury Notes, 4.25%, 8/15/15	478,534

Total U.S. Treasury Obligations — 24.4% (identified cost $138,735,263)		$139,607,863

Taxable Municipal Securities(2) — 3.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 0.3%
$1,475	Virginia Public School Authority, 4.167%, 8/1/18(1)	$1,475,000

		$1,475,000

4

Principal
Amount
(000’s omitted)	Security	Value
General Obligations — 0.6%
$1,870	Howard County, MD, 3.25%, 2/15/16	$1,901,004
1,580	Howard County, MD, 3.70%, 2/15/17	1,609,341
10	Taos, NM, Municipal School District No. 1, 4.25%, 9/1/16	10,401

		$3,520,746

Lease Revenue/Certificates of Participation — 0.1%
$300	Morris County, NJ, Improvement Authority, 2.186%, 8/15/13	$302,223
150	Morris County, NJ, Improvement Authority, 3.022%, 8/15/14	150,579

		$452,802

Other Revenue — 2.1%
$12,000	New York, NY, Transitional Finance Authority, 3.50%, 2/1/16	$12,254,520

		$12,254,520

Total Taxable Municipal Securities — 3.1% (identified cost $17,392,670)		$17,703,068

Short-Term Investments — Tax-Exempt — 1.0%

Principal
Amount
(000’s omitted)	Security	Value
$2,500	New York City Transitional Finance Authority, NY, 0.31% to 5/5/10 (Put Date), 11/15/22(3)	$2,500,000
3,300	New York City Transitional Finance Authority, NY, 0.31% to 5/5/10 (Put Date), 2/15/30(3)	3,300,000

Total Short-Term Investments — Tax-Exempt — 1.0% (identified cost $5,800,000)		$5,800,000

Total Investments — 95.4% (identified cost $540,749,150)		$545,448,182

Other Assets, Less Liabilities — 4.6%		$26,472,070

Net Assets — 100.0%		$571,920,252

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2010, 12.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 5.0% of total investments.

(1)		When-issued security.

(2)		Build America Bonds.

(3)		Variable rate demand obligation. The stated interest rate represents the rate in effect at April 30, 2010.

5

The Fund did not have any financial instruments outstanding at April 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$540,779,357

Gross unrealized appreciation	$4,931,674
Gross unrealized depreciation	(262,849)

Net unrealized appreciation	$4,668,825

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Municipal Securities	$—	$364,162,775	$—	$364,162,775
U.S. Government Agency Obligations	—	18,174,476	—	18,174,476
U.S. Treasury Obligations	—	139,607,863	—	139,607,863
Taxable Municipal Securities	—	17,703,068	—	17,703,068
Short-Term Investments — Tax Exempt	—	5,800,000	—	5,800,000

Total Investments	$—	$545,448,182	$—	$545,448,182

The Fund held no investments or other financial instruments as of January 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund	as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 92.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 4.5%
$50	Alabama Public School & College Authority, 5.00%, 5/1/18	$56,438

		$56,438

Escrowed/Prerefunded — 27.1%
$100	Georgia, Prerefunded to 8/1/17, 5.00%, 8/1/20	$116,507
50	San Joaquin Hills, CA, Transportation Corridor Agency, Escrowed to Maturity, 0.00%, 1/1/19	37,970
20	University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/18	22,926
50	University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/21	57,315
100	Virginia Beach, VA, Prerefunded to 9/15/16, 4.00%, 9/15/17	110,331

		$345,049

General Obligations — 43.4%
$100	Boston, MA, 4.00%, 4/1/17	$109,729
100	Boston, MA, 4.00%, 4/1/21	107,608
50	Chester County, PA, 4.00%, 7/15/21(1)	52,457
50	Connecticut, 5.00%, 11/1/23	56,014
50	Douglas County, NE, School District No. 17, 3.25%, 6/15/18(1)	50,901
50	Frederick County, MD, 5.25%, 11/1/19	59,767
50	Maryland, 5.00%, 8/1/20	56,933
50	Mecklenburg County, NC, 5.00%, 3/1/19	58,834

		$552,243

Other Revenue — 4.5%
$50	Ohio Cultural & Sports Capital Facilities Revenue, 5.25%, 10/1/20	$57,678

		$57,678

Water and Sewer — 13.4%
$50	Henrico County, VA, Water and Sewer Revenue, 5.00%, 5/1/19	$58,678
50	New York City, NY, Municipal Water Finance Authority, 5.50%, 6/15/21	57,898
50	New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	53,935

		$170,511

Total Tax-Exempt Investments — 92.9% (identified cost $1,174,491)		$1,181,919

Other Assets, Less Liabilities — 7.1%		$89,824

Net Assets — 100.0%		$1,271,743

1

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	When-issued security.

At April 30, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

	Massachusetts	17.1%
	Virginia	13.3%
	Others, representing less than 10% individually	62.5%

The Fund is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek after-tax total return. The Fund commenced operations on February 1, 2010.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations furnished by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The Fund did not have any financial instruments outstanding at April 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,174,491

Gross unrealized appreciation	$9,774
Gross unrealized depreciation	(2,346)

Net unrealized appreciation	$7,428

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

At April 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$1,181,919	$—	$1,181,919

Total Investments	$—	$1,181,919	$—	$1,181,919

3

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund	as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 21.5%
$50	Connecticut Health & Educational Facility Authority, (Wesleyan University), 5.00%, 7/1/29(1)	$54,033
50	Metropolitan Government of Nashville & Davidson County, TN, (Vanderbilt University), Series A, 5.50%, 10/1/29	56,612
80	Rhode Island Health & Educational Building Corp., (Brown University), 5.00%, 9/1/37	84,181
80	University of California, 5.125%, 5/15/29	86,437
50	University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/21	57,315
50	Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/25	55,431

		$394,009

General Obligations — 44.6%
$50	Central Bucks School District, PA, 5.00%, 5/15/23	$54,860
75	Chandler, AZ, 4.25%, 7/1/27	76,371
75	Chester County, PA, 4.00%, 7/15/21(1)	78,685
50	Commonwealth of Massachusetts, 5.00%, 9/1/32	53,312
50	Keller, TX, Independent School District, 5.25%, 2/15/30	53,709
80	Loudoun County, VA, 5.00%, 7/1/28	88,250
50	Milwaukee, WI, Series B2, 5.00%, 2/15/23	56,085
50	New Hampshire, 5.00%, 7/1/24	56,712
50	North Carolina, 5.00%, 5/1/21	58,482
50	Norwalk, CT, 4.00%, 7/1/21	53,785
75	Ohio, 4.75%, 9/1/27	77,922
50	Tennessee, 5.00%, 5/1/24	55,468
50	Washington, 5.00%, 1/1/33	52,647

		$816,288

Lease Revenue/Certificates of Participation — 3.2%
$50	Ohio Cultural & Sports Capital Facilities, 5.25%, 10/1/20	$57,678

		$57,678

Other Revenue — 4.9%
$80	Kentucky Asset / Liability Commission Agency Fund Revenue, 5.00%, 9/1/22	$89,863

		$89,863

Transportation — 2.8%
$50	Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/39	$51,447

		$51,447

Water and Sewer — 22.1%
$50	East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/36	$53,069
50	Fayetteville, NC, Public Works Commission, 5.00%, 3/1/31	53,019
50	Massachusetts Water Pollution Abatement Trust, 4.375%, 8/1/31	50,242
50	Massachusetts Water Resources Authority, 5.00%, 8/1/31(1)	53,972
50	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/32	52,436
25	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.50%, 6/15/22	28,945

1

Principal
Amount
(000’s omitted)	Security	Value
$50	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.625%, 6/15/24	$58,464
50	Winston-Salem, NC, Water and Sewer System, 5.00%, 6/1/34	53,442

		$403,589

Total Tax-Exempt Investments — 99.1% (identified cost $1,797,278)		$1,812,874

Other Assets, Less Liabilities — 0.9%		$15,691

Net Assets — 100.0%		$1,828,565

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	When-issued security.

At April 30, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

	California	13.3%
	Others, representing less than 10% individually	85.8%

The Fund is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek after-tax total return. The Fund commenced operations on February 1, 2010.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations furnished by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The Fund did not have any financial instruments outstanding at April 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,797,278

Gross unrealized appreciation	$16,505
Gross unrealized depreciation	(909)

Net unrealized appreciation	$15,596

2

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$1,812,874	$—	$1,812,874

Total Investments	$—	$1,812,874	$—	$1,812,874

3

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	June 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	June 28, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	June 28, 2010